Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 18. Income Taxes

The UK and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
UK	$(38,759)	$928	$(137,973)
Foreign	(27,499)	(84,228)	(45,307)
Loss before income taxes	$(66,258)	$(83,300)	$(183,280)

The components of the Company’s income tax expense consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
Current:
UK	$(1,736)	$(1,260)	$—
Foreign	(1,497)	(4,524)	(1,827)
Current tax expense	(3,233)	(5,784)	(1,827)
Deferred:
UK	5,464	—	—
Foreign	(2,740)	444	113
Deferred tax benefit	2,724	444	113
Total	$(509)	$(5,340)	$(1,714)

Reconciliation between the effective tax rate on loss from continuing operations and the statutory tax rate is as follows:

	Year Ended December 31,
	2024	2023	2022
UK provision at statutory rate	25.0%	23.5%	19.0%
Expenses not deductible for tax purposes	1.5	(3.8)	3.4
Return to provision	0.6	(2.0)	—
Foreign rate difference	0.3	0.9	7.7
Change in valuation allowance	(28.2)	(25.0)	(31.1)
Effective tax rate	(0.8)%	(6.4)%	(1.0)%

The Company’s effective tax rates differ from the UK statutory rate primarily due to the change in valuation allowance, and expenses not deductible for tax purpose.

The Company’s deferred income tax assets and liabilities as of December 31, 2024, and 2023 are as follows (in thousands):

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry forward	$98,852	$95,150
Property and equipment	(74)	(74)
Stock-based compensation	154,631	140,906
Other	12,777	—
Deferred tax assets before valuation allowance	266,186	235,982
Valuation allowance	(244,310)	(216,988)
Deferred tax assets, net of valuation allowance	21,876	18,994
Deferred tax liabilities:
Outside basis difference	2,308	1,911
Intangible assets	32,178	32,418
Deferred tax liabilities	34,486	34,329
Net deferred tax liabilities	$(12,610)	$(15,335)

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the losses the Company generated in the current and prior years, the Company believes it is not more likely than not that all of the deferred tax assets can be realized in certain jurisdictions. Accordingly, the Company established and recorded a valuation allowance on its deferred tax assets of $244.3 million as of December 31, 2024 and a valuation allowance on its deferred tax assets of $217.0 million as of December 31, 2023.

As of December 31, 2024, the Company had $239.5 million of UK net operating loss carryforwards available to reduce future taxable income. All of the UK net operating losses will be carried forward indefinitely for UK tax purposes. As of December 31, 2024, the Company had $155.4 million of overseas net operating loss carryforwards available to reduce future taxable income. Overseas net operating losses will be carried forward indefinitely for the tax purposes in each jurisdiction.

The Company had no uncertain tax positions for the years ended December 31, 2024 and 2023.